Investment Objectives and Goals - Global X Funds - Global X Commodity Strategy ETF	Jan. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X Commodity Strategy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Commodity Strategy ETF (the “Fund”) seeks to achieve capital appreciation.